Right-of-Use Assets and Operating Lease Liabilties (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Operating Lease Liabilties [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	2024	2023
Balance at January 1,	$2,688,208	$4,171,409
New leases	1,580,321	522,578
Termination of leases	(114,301)	(19,786)
Depreciation expense	(1,861,512)	(2,006,421)
Exchange difference	(24,694)	20,428
Balance at December 31,	$2,268,022	$2,688,208

Schedule of Operating Lease Liabilities

The total operating lease liabilities are as below:

	As of December 31,
	2024	2023
Current portion	$1,574,537	$1,239,066
Non-current portion	768,174	1,455,857
Operating lease liabilities	$2,342,711	$2,694,923